Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net Income (loss)	$ 11,647	$ (26,638)
Other comprehensive net income (loss):
Net foreign currency translation gain (loss)	(16,649)	(768)
Unrealized gain (loss) on marketable Securities	356	0
Other comprehensive income (loss), net of tax	(16,293)	(768)
Comprehensive Income (loss)	$ (4,646)	$ (27,406)